Significant accounting policies (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Anti-dilutive shares	6,120,471,500	5,600,471,500	5,522,201,500
Options [Member]
Class of Warrant or Right [Line Items]
Anti-dilutive shares	419,970,000	411,970,000	321,700,000
Warrants [Member]
Class of Warrant or Right [Line Items]
Anti-dilutive shares	5,700,501,500	5,188,501,500	5,200,501,500